Property, plant and equipment (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		₨ 76,886
Less: Impairment of Capital-work-in-progress		(1)
Add: Impairment reversal of Capital-work-in-progress	[1],[2]			₨ 2
Ending Balance		97,761	$ 1,144	76,886
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		155,679		142,313
Additions		22,109		15,702
Disposals		(12,045)		(2,849)
Effect of changes in foreign exchange rates		(201)		513
Ending Balance		165,542		155,679
Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		93,255		85,807
Depreciation for the year		10,505		9,576
Impairment	[1]	3		46
Disposals		(11,024)		(2,558)
Effect of changes in foreign exchange rates		(121)		384
Ending Balance		92,618		93,255
Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		62,424		56,506
Ending Balance		72,924		62,424
Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		14,460
Ending Balance		24,838		14,460
Land [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,309		4,318
Additions		85		25
Disposals		(133)		(43)
Effect of changes in foreign exchange rates		(18)		9
Ending Balance		4,243		4,309
Land [Member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		70		68
Depreciation for the year		0		0
Impairment	[1]	0		0
Disposals		(73)		0
Effect of changes in foreign exchange rates		3		2
Ending Balance		0		70
Land [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,239		4,250
Ending Balance		4,243		4,239
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		33,032		29,724
Additions		4,972		3,342
Disposals		(3,502)		(85)
Effect of changes in foreign exchange rates		151		51
Ending Balance		34,653		33,032
Buildings [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		15,654		13,693
Depreciation for the year		2,114		1,990
Impairment	[1]	0		0
Disposals		(3,323)		(56)
Effect of changes in foreign exchange rates		86		27
Ending Balance		14,531		15,654
Buildings [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		17,378		16,031
Ending Balance		20,122		17,378
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		107,701		98,643
Additions		14,396		10,354
Disposals		(6,092)		(1,852)
Effect of changes in foreign exchange rates		(463)		556
Ending Balance		115,542		107,701
Plant and equipment [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		70,064		65,006
Depreciation for the year		6,956		6,322
Impairment	[1]	3		43
Disposals		(6,000)		(1,702)
Effect of changes in foreign exchange rates		(244)		395
Ending Balance		70,779		70,064
Plant and equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		37,637		33,637
Ending Balance		44,763		37,637
Furniture, fixtures and office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		8,369		7,652
Additions		1,583		1,169
Disposals		(1,720)		(458)
Effect of changes in foreign exchange rates		9		6
Ending Balance		8,241		8,369
Furniture, fixtures and office equipment [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,456		6,044
Depreciation for the year		1,012		858
Impairment	[1]	0		3
Disposals		(1,283)		(454)
Effect of changes in foreign exchange rates		8		5
Ending Balance		6,193		6,456
Furniture, fixtures and office equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,913		1,608
Ending Balance		2,048		1,913
Vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,268		1,976
Additions		1,073		812
Disposals		(598)		(411)
Effect of changes in foreign exchange rates		120		(109)
Ending Balance		2,863		2,268
Vehicles [Member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,011		996
Depreciation for the year		423		406
Impairment	[1]	0		0
Disposals		(345)		(346)
Effect of changes in foreign exchange rates		26		(45)
Ending Balance		1,115		1,011
Vehicles [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,257		980
Ending Balance		₨ 1,748		₨ 1,257

[1]	During the year ended March 31, 2022, there was a significant decline in expected cash flows of the Company’s subsidiary, Dr. Reddy’s Laboratories Louisiana, LLC (the Shreveport Cash Generating Unit or “CGU”) resulting in the recoverable amount of the CGU being lower than it’s carrying amount. Accordingly, the Company recognized an impairment loss for the entire carrying value of Rs.2,570 for property, plant, and equipment, Rs.89 for capital work-in-progress and Rs.392 for goodwill. Further, impairment losses of Rs.94, representing additions to property, plant, and equipment in subsequent years, have been recognized as the recoverable amount continues to be lower than the carrying value.
[2]	Reversal of impairment on capitalization of assets for the Shreveport Cash Generating Unit.